Stock-Based Compensation - Summary of Outstanding Warrants (Detail) - $ / shares	3 Months Ended	12 Months Ended
	Mar. 31, 2020	Dec. 31, 2019
Warrants Grant Date One [Member]
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Date Granted	Jun. 17, 2015	Jun. 17, 2015
Number	5,267,959	5,267,959
Exercise Price	$ 2.8474	$ 2.8474
Expiration Date	Jul. 17, 2022	Jul. 17, 2022
Warrants Grant Date Two [Member]
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Date Granted	Dec. 07, 2015	Feb. 07, 2015
Number	5,267,959	5,267,959
Exercise Price	$ 2.8474	$ 2.8474
Expiration Date	Jul. 17, 2022	Jul. 17, 2022
Warrants Grant Date Three [Member]
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Date Granted	Sep. 07, 2016	Sep. 07, 2016
Number	5,268,035	5,268,035
Exercise Price	$ 2.8474	$ 2.8474
Expiration Date	Jul. 17, 2022	Jul. 17, 2022
Warrants Grant Date Four [Member]
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Date Granted	Jul. 11, 2017	Jul. 11, 2017
Number	5,268,034	5,268,034
Exercise Price	$ 2.8474	$ 2.8474
Expiration Date	Jul. 17, 2022	Jul. 17, 2022